CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total		Cumulative Transition Adjustment	Common Stock Class A-1 Common Stock		Common Stock Class A-2 Common Stock	Additional Paid-In Capital		Treasury Stock		Note Receivable, Stockholder	Accumulated Deficit	Accumulated Deficit Cumulative Transition Adjustment
Beginning balance (in shares) at Dec. 31, 2016					54,133,885	[1]	0			(96,273)
Beginning balance at Dec. 31, 2016		$ 24,139			$ 5	[1]	$ 0	$ 60,667	[1]	$ (217)		$ 0	$ (36,316)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)										(32,658)
Repurchase of common and preferred stock		$ (124)								$ (124)
Exercise of common stock options (in shares)		867,024			1,122,256	[1]				17,206
Exercise of common stock options		$ 1,380						1,351	[1]	$ 29
Exercise of warrants (in shares)					118,601	[1]				79,067
Exercise of warrants		205						16	[1]	$ 189
Employee stock option compensation		804						804	[1]
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization (in shares)					2,521,815	[1]				32,658
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization		10,794			$ 1	[1]		10,670	[1]	$ 123
Issuance of note receivable and shares (in shares)	[1]				562,838
Issuance of note receivable and shares		(975)						2,293	[1]			(3,268)
Net (loss) income		8,311											8,311
Ending balance (in shares) at Dec. 31, 2017					58,459,396	[1]	0			0
Ending balance at Dec. 31, 2017		44,534			$ 6	[1]	$ 0	75,801	[1]	$ 0		(3,268)	(28,005)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)										(694,726)
Repurchase of common and preferred stock		$ (3,343)								$ (3,343)
Exercise of common stock options (in shares)		284,642			31,885	[1]				252,981
Exercise of common stock options		$ 396						(782)	[1]	$ 1,178
Receipt of stock previously issued pursuant to acquisition into treasury (in shares)										(67,998)
Receipt of stock previously issued pursuant to acquisition into treasury		(399)								$ (399)
Reclassification of contingent stock consideration		4,674						4,674	[1]
Settlement of note receivable issued (in shares)										(802,137)
Settlement of note receivable issued										$ (3,268)		3,268
Employee stock option compensation		453						453	[1]
Net (loss) income		10,803											10,803
Ending balance (in shares) at Dec. 31, 2018					58,491,281	[1],[2]	0			(1,311,880)	[2]
Ending balance at Dec. 31, 2018		57,118	[3]	$ 2,596	$ 6	[1],[2]	$ 0	80,146	[1],[2]	$ (5,832)	[2]	0	(17,202)	$ 2,596
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)	[2]				495,030					46,409
Exercise of warrants		561						334	[2]	$ 227	[2]
Employee stock option compensation		128						128	[2]
Net (loss) income		3,995											3,995
Ending balance (in shares) at Mar. 31, 2019	[2]				58,986,311					(1,265,471)
Ending balance at Mar. 31, 2019		61,802			$ 6	[2]		80,608	[2]	$ (5,605)	[2]		(13,207)
Beginning balance (in shares) at Dec. 31, 2018					58,491,281	[1],[2]	0			(1,311,880)	[2]
Beginning balance at Dec. 31, 2018		57,118	[3]	2,596	$ 6	[1],[2]	$ 0	80,146	[1],[2]	$ (5,832)	[2]	0	(17,202)	2,596
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		8,323
Ending balance (in shares) at Jun. 30, 2019	[2]				60,150,404					(980,863)
Ending balance at Jun. 30, 2019		67,547			$ 6	[2]		81,941	[2]	$ (5,521)	[2]		(8,879)
Beginning balance (in shares) at Dec. 31, 2018					58,491,281	[1],[2]	0			(1,311,880)	[2]
Beginning balance at Dec. 31, 2018		$ 57,118	[3]	$ 2,596	$ 6	[1],[2]	$ 0	80,146	[1],[2]	$ (5,832)	[2]	0	(17,202)	$ 2,596
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		2,590,274			342,139	[1]				1,244,725
Exercise of common stock options		$ 3,225						(4,299)	[1]	$ 7,524
Exercise of warrants (in shares)					3,229,295	[1]				46,409
Exercise of warrants		3,392						3,165	[1]	$ 227
Employee stock option compensation		2,236						2,236	[1]
Contributed capital, professional service fees paid by shareholder		2,891						2,891	[1]
Shares exchanged for withholding on stock options and shares repurchased (in shares)										(906,128)
Shares exchanged for withholding on stock options and shares repurchased		(9,331)								$ (9,331)
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization (in shares)					14,574,755	[1]	4,999,999			926,874
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization		29,262			$ 2	[1]	$ 1	21,847	[1]	$ 7,412
Net (loss) income		(5,864)											(5,864)
Ending balance (in shares) at Dec. 31, 2019					76,637,470	[1]	4,999,999			0
Ending balance at Dec. 31, 2019		85,525	[3]		$ 8	[1]	$ 1	105,986	[1]	$ 0		0	(20,470)
Beginning balance (in shares) at Mar. 31, 2019	[2]				58,986,311					(1,265,471)
Beginning balance at Mar. 31, 2019		61,802			$ 6	[2]		80,608	[2]	$ (5,605)	[2]		(13,207)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)	[2]									284,608
Exercise of common stock options		84								$ 84	[2]
Exercise of warrants (in shares)	[2]				1,164,093
Exercise of warrants		1,205						1,205	[2]
Employee stock option compensation		128						128	[2]
Net (loss) income		4,328											4,328
Ending balance (in shares) at Jun. 30, 2019	[2]				60,150,404					(980,863)
Ending balance at Jun. 30, 2019		67,547			$ 6	[2]		81,941	[2]	$ (5,521)	[2]		(8,879)
Beginning balance (in shares) at Dec. 31, 2019					76,637,470	[1]	4,999,999			0
Beginning balance at Dec. 31, 2019		85,525	[3]		$ 8	[1]	$ 1	105,986	[1]	$ 0		0	(20,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class A-2 Common Stock to Class A-1 Common Stock (in shares)					1,596,636		(1,596,636)
Employee stock option compensation		1,060						1,060
Net (loss) income		(1,966)											(1,966)
Ending balance (in shares) at Mar. 31, 2020					78,234,106		3,403,363
Ending balance at Mar. 31, 2020		84,619			$ 8		$ 1	107,046					(22,436)
Beginning balance (in shares) at Dec. 31, 2019					76,637,470	[1]	4,999,999			0
Beginning balance at Dec. 31, 2019		85,525	[3]		$ 8	[1]	$ 1	105,986	[1]	$ 0		$ 0	(20,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		(23,240)
Ending balance (in shares) at Jun. 30, 2020					78,382,405		3,403,363
Ending balance at Jun. 30, 2020		65,031			$ 8		$ 1	108,732					(43,710)
Beginning balance (in shares) at Mar. 31, 2020					78,234,106		3,403,363
Beginning balance at Mar. 31, 2020		84,619			$ 8		$ 1	107,046					(22,436)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)					148,299
Exercise of common stock options		359						359
Employee stock option compensation		1,327						1,327
Net (loss) income		(21,274)											(21,274)
Ending balance (in shares) at Jun. 30, 2020					78,382,405		3,403,363
Ending balance at Jun. 30, 2020		$ 65,031			$ 8		$ 1	$ 108,732					$ (43,710)

[1]	See Note 3 for reverse recapitalization effects herein.
[2]	Share amounts for 2019 have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 1.
[3]	Equity amounts have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 3.